ACQUISITIONS - Chulbatkan (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 15, 2021	Jan. 16, 2020	Dec. 31, 2021	Dec. 31, 2020
Acquisitions and Dispositions
Cash consideration paid			$ 141.5	$ 267.0
Chulbatkan license
Acquisitions and Dispositions
Cash consideration paid	$ 141.5	$ 141.5
Percentage of consideration paid in first installment		50.00%
Consideration		$ 283.0
Increase (decrease) in working capital		$ 3.1